SHARE BASED AND OTHER COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity
Compensation Costs

	Three Months Ended June 30, 2016**			Three Months Ended As of June 30, 2015
	Stock Options	Restricted Stock	Total	Stock Options	Restricted Stock	Total
Stock-based compensation expensed*	$1,539,000	$39,000	$1,578,000	$1,168,000	$283,000	$1,451,000

	Six Months Ended June 30, 2016**			Six Months Ended As of June 30, 2015
(Dollar amounts in thousands)	Stock Options	Restricted Stock	Total	Stock Options	Restricted Stock	Total
Stock-based compensation expensed*	$1,731,000	$10,000	$1,741,000	$1,723,000	$341,000	$2,064,000

*	Only includes directors and employees for which the options vest over time instead of based upon performance criteria for which the performance criteria has not been met as of June 30, 2016 and 2015.
**
As of June 30, 2016, the Company has unamortized stock-based compensation costs for stock options of approximately $3.05 million and $120,000 for restricted stock.  The Company has a weighted average amortization period remaining for stock options of 1.99 years and 0.87 years for restricted stock.

	As of December 31, 2015			As of December 31, 2014
(Dollar amounts in thousands)	Stock Options	Restricted Stock	Total	Stock Options	Restricted Stock	Total
Stock-based compensation expensed	$2,191	$469	$2,660	$1,242	$515	$1,757
Unamortized stock-based compensation costs	$2,091	$266	$2,357	$243	$107	$350
Weighted average amortization period remaining*	2.18	1.05		2.75	1.01

* Only includes directors and employees which the options vest over time instead of performance criteria which the performance criteria has not been met as of December 31, 2015 and 2014, respectively.

Schedule Of Non Cash Compensation
	As of December 31,
Statement of Cash Flows:	2015	2014
Common stock issued to investment bank for fees related to conversion of convertible debentures	$-	$686,250
Equity instruments issued for services and compensation	3,449,775	2,739,699
Non-equity (derivative) Bristol Warrant	-	965,016
Total non-cash compensation in Statement of Cash Flows	3,449,775	4,390,965
Fair value of warrants issued with convertible Bridge financing	1,221,711	-
Total non-cash	$4,671,486	$4,390,965

Statement of Stockholder’s Equity:
Common stock issued for BOD fees	$215,002	$-
Common stock issued for placement fees in connection with January 2014 conversion of convertible debt	-	686,250
Stock based compensation for vesting of restricted stock	468,863	514,804
Stock based compensation for issuance of stock options	2,191,274	1,242,256
Common stock issued for professional services	150,000	305,049
Fair value of warrants issued for professional services	424,636	677,590
Fair value of warrants issued with bridge financing	1,221,711	-
Total non-cash compensation in Statement of Stockholders’ Equity	4,671,486	3,425,949
Non-equity (derivative ) Bristol Warrant	-	965,016
Total non-cash	$4,671,486	$4,390,965

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
A summary of restricted stock unit grant activity pursuant to the 2012 EIP and the 2016 Plan for the six months ended June 30, 2016 is presented below:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at January 1, 2016	186,900	$12.29
Granted	10,000	1.80
Vested and issued	(10,834)	(18.75)
Forfeited	(26,483)	(16.15)
Outstanding at June 30, 2016	159,583	$10.56

	Number of Shares	Weighted Average Grant Date Price
Outstanding at January 1, 2014	202,438	23.00

Granted	32,486	26.60
Issued	(32,790)	18.80
Forfeited	(39,067)	22.70
Outstanding at December 31, 2014	163,067	24.40

Granted	114,501	9.00
Issued	(77,835)	6.60
Forfeited	(12,833)	24.50
Outstanding at December 31, 2015	186,900	12.30

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock options activity for the six months ended June 30, 2016 pursuant to the Company’s equity incentive plans is presented below:

			Stock Options Outstanding and Exercisable
	Number of Options	Weighted Average Exercise Price	Number of Options Vested/ Exercisable	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2016	608,333	$14.60
Granted	3,045,000	1.35
Exercised	-	-
Forfeited or cancelled	(335,000)	(10.18)
Outstanding at June 30, 2016	3,318,333	$1.27	1,258,334	8.94

			Stock Options Outstanding and Exercisable
	Number of Options	Weighted Average Exercise Price	Number of Options Vested/ Exercisable	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2014	380,000	$20.20

Granted	215,000	$26.80
Exercised	-	-
Forfeited or cancelled	(236,667)	(23.90)
Outstanding at December 31, 2014	358,333	$21.60	138,333	$4.24

Granted	480,000	$12.60
Exercised	-
Forfeited or cancelled	(230,000)	$(24.60)
Outstanding at December 31, 2015	608,333	$14.60	296,667	$4.10